Guarantees and Contingent Liabilities - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Guarantees And Contingent Liabilities (Textual) [Abstract]
Liability related to remaining Visa Litigation, carrying amount	$ 19
Rental expense for operating leases	326	$ 328	$ 326
Securities Lending Indemnifications [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	3,083
Collateral Held	3,164
Tender Option Bond Program Guarantee [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	1,114
Collateral Held	1,129
Standby Letters of Credit [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 11,917
Weighted-average term of standby letter of credit arrangements	20 months
Carrying Amount	$ 61
Third Party Borrowing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	8
Asset Sales [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	6,211
Carrying Amount	138
Reserve for potential losses related to sale or syndication of tax-advantage investments	119
Representation and warranty reserve	19	30
Unresolved representation and warranty claims from GSEs	7	$ 12
Merchant Processing [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	91,040
Carrying Amount	48
Collateral Held	483
Value of airline tickets purchased to deliver at future date	5,700
Company held collateral in escrow deposits, letters of credit and indemnities from financial institutions and liens on various assets	375
Company held collateral of merchant escrow deposits with respect to future delivery risk	22
Liability primarily related to airline processing arrangements	35
Merchant escrow deposits held as collateral related to unresolved charge-backs	86
Recorded liability for potential losses related to unresolved charge-backs	13
Minimum Revenue Guarantees [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	9
Other Guarantees [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 1,287
Other Guarantees [Member] | USB Capital IX [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Percentage of common equity in wholly owned USB Capital IX	100.00%
Issuance trust	USB Capital IX
Trust total asset consisting primarily of Series A Preferred Stock	$ 682
Payment obligation guarantee by Company of the trust to third party investors	$ 681
Visa Class B Shares [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Number of shares sold	1.5
Remaining shares held by the Company	4.9